BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Potentially dilutive securities					2,008,548,779	1,411,303,018
NET INCOME (LOSS) AVAILABLE FOR COMMON STOCKHOLDERS	$ 9,228,829	$ (3,326,610)	$ 7,042,137	$ (4,749,073)	$ (8,852,677)	$ (5,373,015)
Net income (loss) per share - basic	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Weighted-average shares to compute basic earnings per share	1,448,694,787	84,951,404	787,069,367	78,205,892
Weighted-average shares to compute diluted earnings per share	1,757,476,050	84,951,404	1,095,850,630	78,205,892
Net income (loss) per share - diluted	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Class D Convertible Preferred Stock [Member]
Potentially dilutive securities	110,214,757	0	110,214,757	0
Class E Convertible Preferred Stock [Member]
Potentially dilutive securities	145,901,942	0	145,901,942	0
Class B Preferred Stock
Potentially dilutive securities						314,754
Class C Preferred Stock
Potentially dilutive securities					688,598	747,540
Class D Preferred Stock
Potentially dilutive securities					47,352,673	1,395,349
Class E Preferred Stock
Potentially dilutive securities					45,053,832
Convertible Notes
Potentially dilutive securities	48,535,473	0	48,535,473	0	18,175,060	20,000
Warrant [Member]
Potentially dilutive securities					4,129,091
Warrants Notes
Potentially dilutive securities	4,129,091	0	4,129,091	0
Class A Preferred Stock
Potentially dilutive securities					1,893,149,525	1,408,825,375